UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Large Cap Growth Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.9%
Technology - 25.7%
Computer Services, Software & Systems - 16.0%
Adobe Systems, Inc. (a)	178,800	$15,852,408
Alphabet, Inc.-Class A (a)	35,335	26,055,676
Alphabet, Inc.-Class C (a)	163,648	116,322,635
ANSYS, Inc.(a)	313,900	29,917,809
Aspen Technology, Inc. (a)	494,070	20,449,557
Cognizant Technology Solutions Corp.-Class A (a)	617,050	42,027,276
F5 Networks, Inc. (a)	124,850	13,758,470
Facebook, Inc.-Class A (a)	1,180,835	120,409,745
ServiceNow, Inc. (a)	218,216	17,817,336
Tableau Software, Inc.-Class A (a)	120,890	10,149,924
Twitter, Inc. (a)	691,420	19,677,813

		432,438,649

Computer Technology - 6.1%
Apple, Inc.	1,381,952	165,143,264

Electronic Components - 1.5%
Amphenol Corp.-Class A	744,773	40,381,592

Semiconductors & Component - 1.7%
NVIDIA Corp.	1,664,848	47,231,738

Telecommunications Equipment - 0.4%
Arista Networks, Inc. (a)(b)	148,970	9,610,055

		694,805,298

Consumer Discretionary - 23.7%
Auto Parts - 0.6%
Mobileye NV (a)(b)	329,266	14,988,188

Cable Television Services - 4.1%
AMC Networks, Inc.-Class A (a)	466,860	34,496,286
Comcast Corp.-Class A	1,217,210	76,221,690

		110,717,976

Cosmetics – 0.8%
Estee Lauder Cos., Inc. (The)-Class A	281,750	22,669,605

Diversified Retail - 2.5%
Costco Wholesale Corp.	281,110	44,449,113
Dollar Tree, Inc. (a)	360,140	23,585,569

		68,034,682

Entertainment - 3.0%
Walt Disney Co. (The)	722,607	82,189,320

Leisure Time - 2.3%
Priceline Group, Inc. (The) (a)	42,430	61,703,403

Restaurants - 2.2%
Starbucks Corp.	935,332	58,523,723

Specialty Retail - 5.5%
Home Depot, Inc. (The)	817,244	101,044,048

Company	Shares	U.S. $ Value
O’Reilly Automotive, Inc. (a)	88,790	$24,529,126
Ulta Salon Cosmetics & Fragrance, Inc. (a)	132,700	23,084,492

		148,657,666

Textiles, Apparel & Shoes - 2.7%
NIKE, Inc.-Class B	564,617	73,981,765

		641,466,328

Health Care - 19.4%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (a)	53,568	9,427,968
Biogen, Inc. (a)	392,836	114,122,786

		123,550,754

Health Care Management Services - 3.6%
UnitedHealth Group, Inc.	838,152	98,717,543

Health Care Services - 0.8%
Premier, Inc.-Class A (a)	629,039	21,267,809

Health Care: Misc. - 0.3%
Quintiles Transnational Holdings, Inc. (a)	120,375	7,661,869

Medical & Dental Instruments & Supplies - 2.8%
Align Technology, Inc. (a)	568,938	37,242,681
Edwards Lifesciences Corp. (a)	244,860	38,479,749

		75,722,430

Medical Equipment - 4.9%
Illumina, Inc. (a)	177,509	25,433,489
Intuitive Surgical, Inc. (a)	217,373	107,947,432

		133,380,921

Pharmaceuticals - 2.4%
Gilead Sciences, Inc.	597,650	64,623,895

		524,925,221

Consumer Staples - 7.3%
Beverage: Soft Drinks - 1.7%
Monster Beverage Corp. (a)	330,420	45,042,854

Drug & Grocery Store Chains - 2.9%
CVS Health Corp.	790,867	78,121,842

Foods - 0.3%
WhiteWave Foods Co. (The)-Class A (a)	208,660	8,550,887

Tobacco - 2.4%
Philip Morris International, Inc.	732,649	64,766,172

		196,481,755

Producer Durables - 7.1%
Aerospace - 0.6%
Rockwell Collins, Inc.	173,570	15,051,990

Company	Shares	U.S. $ Value
Air Transport - 0.8%
Alaska Air Group, Inc.	295,382	$22,522,878

Back Office Support, HR & Consulting - 0.9%
Robert Half International, Inc.	465,970	24,537,980

Diversified Manufacturing Operations - 2.4%
Danaher Corp.	686,037	64,014,112

Railroad Equipment - 0.7%
Wabtec Corp./DE	238,095	19,730,933

Scientific Instruments: Electrical - 0.9%
AMETEK, Inc.	438,707	24,049,918

Scientific Instruments: Gauges & Meters - 0.8%
Mettler-Toledo International, Inc. (a)	69,710	21,679,113

		191,586,924

Financial Services - 5.6%
Asset Management & Custodian - 1.6%
Affiliated Managers Group, Inc. (a)	115,933	20,898,083
BlackRock, Inc.-Class A	61,570	21,670,793

		42,568,876

Financial Data & Systems - 4.0%
Visa, Inc.-Class A	1,417,080	109,937,066

		152,505,942

Materials & Processing - 1.1%
Building Materials - 1.1%
Acuity Brands, Inc.	133,917	29,274,256

Total Common Stocks (cost $1,924,899,165)		2,431,045,724

SHORT-TERM INVESTMENTS - 10.3%
Investment Companies - 10.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13%(c)(d) (Cost $278,635,626)	278,635,626	278,635,626

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $2,203,534,791)		2,709,681,350

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AB Exchange Reserves-Class I, 0.14%(c)(d) (cost $24,970,425)	24,970,425	24,970,425

U.S. $ Value
Total Investments - 101.1% (cost $2,228,505,216) (e)	$2,734,651,775
Other assets less liabilities - (1.1)%	(30,609,881)

Net Assets - 100.0%	$2,704,041,894

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $524,102,203 and gross unrealized depreciation of investments was $(17,955,644), resulting in net unrealized appreciation of $506,146,559.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Large Cap Growth Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,431,045,724		$	– 0	–	$	– 0	–	$2,431,045,724
Short-Term Investments	278,635,626			– 0	–		– 0	–	278,635,626
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	24,970,425			– 0	–		– 0	–	24,970,425

Total Investments in Securities	2,734,651,775			– 0	–		– 0	–	2,734,651,775
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,734,651,775		$	– 0	–	$	– 0	–	$2,734,651,775

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2015